Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Payments of Ordinary Dividends, noncontrolling interest	$ 14,500	$ 24,900